Hilton Tactical Income Fund Investment Strategy - Hilton Tactical Income Fund	Aug. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]	The Fund utilizes a disciplined approach to balancing fixed income investments with historically higher income producing equity investments, with a focus on minimizing risk and volatility. The Fund’s subadviser, Hilton Capital Management, LLC (“Hilton” or “Subadviser”) generally seeks to mitigate portfolio risk and volatility by creating a diversified portfolio of income producing securities that offer the potential for capital appreciation but also may invest in options to attempt to hedge volatility and portfolio risks. The securities in which the Fund may invest include domestic and foreign, including emerging markets, common and preferred stocks of any market capitalization, closed-end funds and exchange-traded funds (“ETFs”), master limited partnerships (“MLPs”), real estate investment trusts (“REITs”), and a variety of debt instruments of any maturity, including corporate bonds, exchange-traded notes (“ETNs”), municipal bonds, and securities issued, backed or otherwise guaranteed by the U.S. government, or its agencies, including securities issued by U.S. government sponsored entities. The Fund will invest no more than 25% of its total assets in securities of MLPs. The Subadviser’s investment process begins by looking at various global macro-economic factors such as fiscal/monetary policy, interest rates, geo-political risks, inflation, commodity pricing, government policies and general business conditions. For the Fund’s equity portfolio, the Subadviser reviews a broad array of possible income-producing investments and then analyzes company-specific fundamental research to understand a company’s dividend policy, relative value and balance sheet. Investments are selected for the Fund’s portfolio that demonstrate stable and consistent cash flow, strong underlying asset value, competitive advantages and management teams with demonstrable positive track records. The Subadviser manages the Fund’s fixed income portfolio by first considering a long-term strategic investment view and then buying and selling fixed income securities opportunistically in response to short-term market, economic, political, and other developments. The objective of the Subadviser’s fixed income portfolio strategy is to generate higher income than would be expected from traditional intermediate-term fixed income investments, such as U.S. government bonds. As a result, the Fund may invest up to 30% in high yield debt securities or “junk bonds” (higher-risk, lower-rated fixed income securities such as those rated lower than BBB- by Standard & Poor’s Rating Service, Inc. (“S&P”) or lower than Baa3 by Moody’s Investors Service, Inc. or, if unrated, determined by the Subadviser to be of comparable quality). The Fund may invest in fixed income securities of any duration and may include foreign bonds that meet the Subadvisor’s investment criteria. The Subadviser’s investment team has the flexibility to change the Fund’s asset allocation to reflect its outlook on market conditions and may reallocate the Fund’s investments between asset classes in an attempt to improve the Fund’s total return and reduce volatility. Volatility in the markets provides the Subadviser with the opportunity to benefit the Fund from perceived pricing dislocations that may occur during periods of market distress. The Subadviser makes asset allocation adjustments based on a combination of bottom-up/top-down fundamental analysis and relative value analysis among capital market instruments within the target asset classes. The Fund may invest in cash, cash equivalents, and high-quality, short-term debt securities and money market instruments for (i) temporary defensive purposes in response to adverse market, economic or political conditions and (ii) cash flow flexibility.